Federated Hermes Emerging Markets Equity Fund Expense Example - Class IS and R6 Shares [Member] - Federated Hermes Emerging Markets Equity Fund	May 31, 2025 USD ($)
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 196
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	$ 2,169